SCHEDULE OF FINANCIAL INSTRUMENT MEASURED ON RECURRING BASIS (Details) - USD ($) $ in Thousands	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 158	[1]	$ 21	[1]	$ 82
Fair value of liabilities	2,294		2,237		2,975
Fair Value Measured at Net Asset Value Per Share [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	158	[1]	21	[1]	82
Fair value of liabilities	2,294		2,237		2,975
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		[1]		[1]
Fair value of liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability		[1]		[1]
Fair value of liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	158	[1]	21	[1]	82
Fair value of liabilities	2,294		2,237		2,975
Asuragen [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	2,136	[2]	2,216	[2]	2,893
Asuragen [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	2,136	[2]	2,216	[2]	2,893
Asuragen [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		[2]		[2]
Asuragen [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		[2]		[2]
Asuragen [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 2,136	[2]	$ 2,216	[2]	$ 2,893

[1]	See Note 9, Accrued Expenses and Long-Term Liabilities
[2]	See Note 9, Accrued Expenses and Long-Term Liabilities